Cover	12 Months Ended
Dec. 31, 2023 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2023
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	333-82318
Entity Registrant Name	NOVO NORDISK A/S
Entity Incorporation, State or Country Code	G7
Entity Address, Address Line One	Novo Alle 1
Entity Address, Postal Zip Code	DK-2880
Entity Address, City or Town	Bagsværd
Entity Address, Country	DK
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Amendment Flag	false
Entity Central Index Key	0000353278
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
B shares
Document Information [Line Items]
Title of 12(b) Security	B shares, nominal value DKK 0.10 each
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	3,435,128,000
No Trading Symbol Flag	true
American Depositary Receipts
Document Information [Line Items]
Title of 12(b) Security	American Depositary Receipts, each representing one B Share
Trading Symbol	NVO
Security Exchange Name	NYSE
A shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	1,074,872,000
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Novo Alle 1
Entity Address, Postal Zip Code	DK-2880
Entity Address, City or Town	Bagsværd
Entity Address, Country	DK
Contact Personnel Name	Karsten Munk Knudsen
Country Region	45
Local Phone Number	4444 8888
Contact Personnel Email Address	kmkn@novonordisk.com